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			      UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  Sep 30, 2009
                                                -----------------

Check here if Amendment [  ]; Amendment Number:
                                                 ----

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Hikari Tsushin, Inc
             -------------------------------------------------
Address:         Hikari Center BLDG., 6F
	    -------------------------------------------------
	        1-16-15, Minami Ikebukuro, Toshima-ku
             -------------------------------------------------
                 Tokyo, 171-0022 JAPAN
             -------------------------------------------------


13F File Number:  28-12648
                  ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:              Naoko Yada
             -------------------------------------------------
Title:             Manager, Corporate Research
             -------------------------------------------------
Phone:            +81 (3) 5951-7463
             -------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Naoko  Yada                   Tokyo, Japan            October 31, 2009
-----------------------            ----------            ----------------
 [Signature]                     [City, Country]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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     FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                           None
                                                  --------------------------

Form 13F Information Table Entry Total:                      14
                                                  --------------------------

Form 13F Information Table Value Total:           $         209,237
                                                   -------------------------
                                                          (thousands)



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                           FORM 13F INFORMATION TABLE



         COLUMN 1                COLUMN 2       COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6    COLUMN 7        COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------

                                                            VALUE      SHRS OR    SH/PUT   INVESTMENT   OTHER   VOTING AUTHORITY
      NAME OF ISSUER           TITLE OF CLASS   CUSIP      (x$1000)    PRN AMT    PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
3M CO.                             COMMON     88579Y101         428      5,800                SOLE               5,800
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS CO.               COMMON     025816109         322      9,500                SOLE               9,500
---------------------------------------------------------------------------------------------------------------------------------
BERKSHIRE HATHAWAY, INC.           COMMON     084670108     132,512      1,312                SOLE               1,312
---------------------------------------------------------------------------------------------------------------------------------
BURLINGTON NORTHERN SANTA FE       COMMON     12189T104       3,960     49,600                SOLE              49,600
---------------------------------------------------------------------------------------------------------------------------------
COCA COLA                          COMMON     191216100      22,403    417,180                SOLE             417,180
---------------------------------------------------------------------------------------------------------------------------------
CONOCO PHILLIPS                    COMMON     20825C954       4,959    109,800                SOLE             109,800
---------------------------------------------------------------------------------------------------------------------------------
COSTCO WHOLESALES                  COMMON     22160K105          84      1,500                SOLE               1,500
---------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON                  COMMON     478160104      12,132    199,240                SOLE             199,240
---------------------------------------------------------------------------------------------------------------------------------
KRAFT FOODS                        COMMON     50075N104      11,005    418,918                SOLE             418,918
---------------------------------------------------------------------------------------------------------------------------------
MICROSOFT                          COMMON     594918104       6,847    266,200                SOLE             266,200
---------------------------------------------------------------------------------------------------------------------------------
PROCTER & GAMBLE                   COMMON     742718109       7,443    128,500                SOLE             128,500
---------------------------------------------------------------------------------------------------------------------------------
WAL MART STORES INC                COMMON     931142103          79      1,600                SOLE               1,600
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO                        COMMON     949746101       6,968    247,260                SOLE             247,260
---------------------------------------------------------------------------------------------------------------------------------
WESCO FINANCIAL                    COMMON     950817106          98        300                SOLE                 300
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                                                    TOTAL:  209,237
